GOODWILL - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		40.00%
Additional recognition, goodwill		$ 102,376
Recoverable amount of asset or cash-generating unit	$ 4,056,799
Banco Bilbao Vizcaya Argentaria S.A. Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	98.92%
Grupo Financiero Reformador de Guatemala [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Banco de Credito y Desarrollo Social [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	94.99%
Medios de Pago MP S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements	$ 853,401
COINCA Corporation Inc [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	$ 0	$ 0
Leasing Bogota Panama S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	10 years
Recoverable amount of asset or cash-generating unit	$ 18,531,491
Book value of cash-generating unit	$ 12,808,191
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate applied to cash flow projections	11.80%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 16,068,408
Exceeds the Book Value Of Cash generating Unit	$ 5,723,300
Banco de Bogotá S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	5 years
Recoverable amount of asset or cash-generating unit	$ 9,865,076
Book value of cash-generating unit	$ 7,403,179
Growth rate used to extrapolate cash flow projections	3.10%
Discount rate applied to cash flow projections	14.00%
Increase decrease in discount rate applied to cash flow projections	1.00%
Exceeds the Book Value Of Cash generating Unit	$ 2,461,897
Banco de Bogota S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Recoverable value if discount rate was 1.0% higher	$ 9,044,053
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	20 years
Book value of cash-generating unit	$ 3,188,895
Growth rate used to extrapolate cash flow projections	3.10%
Discount rate applied to cash flow projections	13.00%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 3,661,147
Exceeds the Book Value Of Cash generating Unit	$ 867,904